Share-based Compensation (Sohu Share-based Awards) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,204,000	$ 23,723,000	$ 12,861,000
Sohu Share-based Awards [Member] | Sohu [Member] | Common Stock [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted share units held by employees	0
Share-based compensation expense	$ 0	$ 4,000	$ 49,000
Unrecognized compensation expenses	$ 0